Expense Example	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class A 1 Year	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class A 3 Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class A 5 Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class A 10 Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class C 1 Year	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class C 3 Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class C 5 Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class C 10 Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class I 1 Year	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class I 3 Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class I 5 Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class I 10 Years	Prospectus #2 Eaton Vance Richard Bernstein Equity Strategy Fund Class A 1 Year	Prospectus #2 Eaton Vance Richard Bernstein Equity Strategy Fund Class A 3 Years	Prospectus #2 Eaton Vance Richard Bernstein Equity Strategy Fund Class A 5 Years	Prospectus #2 Eaton Vance Richard Bernstein Equity Strategy Fund Class A 10 Years	Prospectus #2 Eaton Vance Richard Bernstein Equity Strategy Fund Class C 1 Year	Prospectus #2 Eaton Vance Richard Bernstein Equity Strategy Fund Class C 3 Years	Prospectus #2 Eaton Vance Richard Bernstein Equity Strategy Fund Class C 5 Years	Prospectus #2 Eaton Vance Richard Bernstein Equity Strategy Fund Class C 10 Years	Prospectus #2 Eaton Vance Richard Bernstein Equity Strategy Fund Class I 1 Year	Prospectus #2 Eaton Vance Richard Bernstein Equity Strategy Fund Class I 3 Years	Prospectus #2 Eaton Vance Richard Bernstein Equity Strategy Fund Class I 5 Years	Prospectus #2 Eaton Vance Richard Bernstein Equity Strategy Fund Class I 10 Years
USD ($)	655	930	1,226	2,064	313	658	1,129	2,240	112	350	606	1,340	644	895	1,165	1,935	301	621	1,068	2,113	100	312	542	1,201